U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

May 1, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Baird Funds, Inc. (the “Corporation”) File Nos. 333-40128 and 811-09997

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Corporation hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the most recent amendment for the Corporation dated May 1, 2015, and filed electronically as Post-Effective Amendment No. 55 to the Corporation’s Registration Statement on Form N-1A on April 30, 2015.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5586.

Very truly yours,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
For U.S. Bancorp Fund Services, LLC